                                                                            2003


Nationwide(R) VA Separate Account-B
December 31, 2003


[LOGO OF THE BEST OF AMERICA(R)]


                                                                   ANNUAL REPORT


AMERICA's
Exclusive

ANNUITY(SM)


                                              [LOGO OF NATIONWIDE(R)]

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

APO-3233-12/03

                             [LOGO OF NATIONWIDE(R)]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VA Separate Account-B.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

                                        3

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 39. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    American Century VP - Balanced Fund - Class I (ACVPBal)
      350,895 shares (cost $2,352,498) .............................................................   $    2,365,030

    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      94,092 shares (cost $730,006) ................................................................          669,935

    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      300,667 shares (cost $1,666,771) .............................................................        1,975,384

    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      48,382 shares (cost $487,522) ................................................................          498,818

    American Century VP - International Fund - Class I (ACVPInt)
      299,921 shares (cost $1,910,892) .............................................................        1,928,492

    American Century VP - International Fund - Class III (ACVPInt3)
      295,717 shares (cost $1,489,542) .............................................................        1,901,462

    American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
      24,290 shares (cost $196,895) ................................................................          222,981

    American Century VP - Value Fund - Class I (ACVPVal)
      779,148 shares (cost $4,901,369) .............................................................        6,069,562

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      20,376 shares (cost $271,026) ................................................................          192,551

    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      99,506 shares (cost $844,222) ................................................................          880,632

    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      163,302 shares (cost $1,733,491) .............................................................        2,253,563

    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      31,305 shares (cost $383,497) ................................................................          410,410

    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      42,078 shares (cost $953,155) ................................................................        1,001,025

    Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
      626,009 shares (cost $15,385,316) ............................................................       17,791,186

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      96,586 shares (cost $2,922,822) ..............................................................        3,324,494

    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      59,917 shares (cost $1,175,538) ..............................................................        1,207,934

    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      391,138 shares (cost $4,510,475) .............................................................        4,631,076

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      651,780 shares (cost $12,432,216) ............................................................       15,108,269

    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      449,460 shares (cost $11,292,715) ............................................................       13,951,235

    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      2,170,208 shares (cost $13,815,633) ..........................................................   $   15,082,947

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      95,676 shares (cost $1,302,925) ..............................................................        1,491,592

    Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      25,012 shares (cost $332,354) ................................................................          389,443

    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      351,798 shares (cost $5,424,856) .............................................................        5,087,004

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      624,413 shares (cost $12,067,000) ............................................................       14,442,680

    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
      7,445 shares (cost $100,816) .................................................................          101,328

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      121,179 shares (cost $1,465,710) .............................................................        1,826,164

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
      181,546 shares (cost $1,904,837) .............................................................        2,249,350

    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      4,657 shares (cost $58,871) ..................................................................           61,194

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      252,844 shares (cost $2,990,631) .............................................................        3,734,499

    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      1,185 shares (cost $9,666) ...................................................................           11,658

    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      18,652 shares (cost $149,558) ................................................................          183,536

    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      11,540 shares (cost $126,009) ................................................................          131,446

    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      17,845 shares (cost $182,137) ................................................................          178,088

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      857 shares (cost $3,273) .....................................................................            3,180

    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      29,942 shares (cost $102,194) ................................................................          111,982

    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      15,544 shares (cost $128,529) ................................................................          142,691

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      777,156 shares (cost $9,552,117) .............................................................        9,426,901

    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      149,661 shares (cost $1,208,570) .............................................................        1,493,617

    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      1,801 shares (cost $18,010) ..................................................................           18,889

    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      21,702 shares (cost $216,408) ................................................................          223,968

    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      103,730 shares (cost $981,751) ...............................................................        1,093,314

    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      29,040 shares (cost $241,215) ................................................................          307,825

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      44,582 shares (cost $445,471) ................................................................   $      467,216

    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      3,242 shares (cost $19,384) ..................................................................           20,489

    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      24,174 shares (cost $497,834) ................................................................          518,529

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      10,306,282 shares (cost $10,306,282) .........................................................       10,306,282

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      348,220 shares (cost $3,112,619) .............................................................        3,576,224

    Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
      11,985 shares (cost $112,222) ................................................................          141,787

    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      36,809 shares (cost $444,222) ................................................................          477,410

    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      549,030 shares (cost $4,431,500) .............................................................        6,346,784

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      411,964 shares (cost $6,701,577) .............................................................        8,951,982

    Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
      4,620 shares (cost $14,875) ..................................................................           14,506

    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      32,840 shares (cost $342,887) ................................................................          354,348

    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      62,656 shares (cost $613,935) ................................................................          617,784

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      21,068 shares (cost $401,658) ................................................................          435,679

    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      21,334 shares (cost $71,312) .................................................................           76,588

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      20,368 shares (cost $82,363) .................................................................           71,900

    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      49,517 shares (cost $932,671) ................................................................        1,139,881

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      6,464 shares (cost $142,118) .................................................................          147,951

    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
      107,849 shares (cost $1,046,776) .............................................................        1,123,791

    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      174,337 shares (cost $2,114,258) .............................................................        2,437,235

    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
      399,166 shares (cost $5,364,424) .............................................................        5,268,995

    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
      225,494 shares (cost $2,655,632) .............................................................        3,472,604

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      6,752 shares (cost $246,349) .................................................................          247,869

    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      517,273 shares (cost $5,673,251) .............................................................   $    5,907,255

    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      103,349 shares (cost $3,083,931) .............................................................        3,586,201

    Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
      57,847 shares (cost $1,237,970) ..............................................................        1,457,165

    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      199,994 shares (cost $3,522,495) .............................................................        5,015,839

    Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
      51,531 shares (cost $854,076) ................................................................          989,401

    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      194,730 shares (cost $3,011,688) .............................................................        3,100,107

    Strong Opportunity Fund II, Inc.(StOpp2)
      325,384 shares (cost $5,046,244) .............................................................        6,179,049

    Strong VIF - Strong Discovery Fund II (StDisc2)
      49,440 shares (cost $472,123) ................................................................          625,905

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      92,153 shares (cost $1,154,490) ..............................................................        1,226,550

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      63,690 shares (cost $627,703) ................................................................          773,828

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      35,511 shares (cost $470,337) ................................................................          528,045

    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
      78,680 shares (cost $648,880) ................................................................          711,267

    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      296,414 shares (cost $3,754,100) .............................................................        4,618,123
                                                                                                       --------------
        Total investments ..........................................................................      215,111,904

  Accounts receivable ..............................................................................           32,750
                                                                                                       --------------
        Total assets ...............................................................................      215,144,654

Accounts payable ...................................................................................                -
                                                                                                       --------------
Contract owners' equity (note 4) ...................................................................   $  215,144,654
                                                                                                       ==============

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                             Total           ACVPBal          ACVPCapAp         ACVPIncGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $    3,182,931            47,922                 -            22,511
  Mortality and expense risk charges (note 2) .......       (3,020,182)          (29,474)          (11,203)          (34,215)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          162,749            18,448           (11,203)          (11,704)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............      204,838,213           504,245           475,317         5,030,197
  Cost of mutual fund shares sold ...................     (214,390,393)         (631,398)         (695,419)       (5,273,959)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............       (9,552,180)         (127,153)         (220,102)         (243,762)
  Change in unrealized gain (loss) on investments ...       50,364,824           436,225           348,482           753,840
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................       40,812,644           309,072           128,380           510,078
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................           87,612                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $   41,063,005           327,520           117,177           498,374
                                                        ==============    ==============    ==============    ==============

                                                         ACVPInflaPro         ACVPInt          ACVPInt3          ACVPUltra
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            3,404            18,405            13,861                 -
  Mortality and expense risk charges (note 2) .......           (2,549)          (31,637)          (30,758)           (2,365)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................              855           (13,232)          (16,897)           (2,365)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          110,131         1,060,992         2,378,697           170,586
  Cost of mutual fund shares sold ...................         (109,587)       (1,185,156)       (2,633,364)         (158,035)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              544          (124,164)         (254,667)           12,551
  Change in unrealized gain (loss) on investments ...           11,296           540,834           738,107            28,290
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           11,840           416,670           483,440            40,841
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................              116                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           12,811           403,438           466,543            38,476
                                                        ==============    ==============    ==============    ==============

                                                            ACVPVal           CSGPVen          CSIntFoc          CSSmCapGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       48,513                 -             3,755                 -
  Mortality and expense risk charges (note 2) .......          (74,582)           (2,387)          (11,775)          (30,849)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (26,069)           (2,387)           (8,020)          (30,849)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        5,845,097            29,441           204,406         1,254,319
  Cost of mutual fund shares sold ...................       (6,783,673)          (88,142)         (242,892)       (1,756,312)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (938,576)          (58,701)          (38,486)         (501,993)
  Change in unrealized gain (loss) on investments ...        2,087,984           121,431           267,177         1,337,688
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,149,408            62,730           228,691           835,695
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,123,339            60,343           220,671           804,846
                                                        ==============    ==============    ==============    ==============

                                                          DrySmCapIxS        DrySRGro          DryStkIx          DryVIFApp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              532             1,033           238,364            42,456
  Mortality and expense risk charges (note 2) .......           (2,198)          (15,013)         (233,444)          (44,379)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,666)          (13,980)            4,920            (1,923)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          164,853           615,329         7,856,397         1,681,063
  Cost of mutual fund shares sold ...................         (137,927)       (1,195,880)       (9,559,069)       (1,956,050)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           26,926          (580,551)       (1,702,672)         (274,987)
  Change in unrealized gain (loss) on investments ...           28,110           794,525         5,484,598           811,034
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           55,036           213,974         3,781,926           536,047
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................            1,698                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           55,068           199,994         3,786,846           534,124
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          DryVIFGrInc        FedQualBd         FidVIPEI          FidVIPGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        9,314            95,372           290,870            32,803
  Mortality and expense risk charges (note 2) .......          (16,985)          (57,691)         (204,415)         (180,645)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,671)           37,681            86,455          (147,842)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          454,876         1,470,224         8,421,662         6,096,324
  Cost of mutual fund shares sold ...................         (699,808)       (1,396,647)      (10,907,415)       (7,704,750)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (244,932)           73,577        (2,485,753)       (1,608,426)
  Change in unrealized gain (loss) on investments ...          494,750            (9,655)        5,901,473         5,125,445
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          249,818            63,922         3,415,720         3,517,019
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $      242,147           101,603         3,502,175         3,369,177
                                                        ==============    ==============    ==============    ==============

                                                           FidVIPHI          FidVIPOv          FidVIPOvR         FidVIPAM
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................          458,239            13,097             2,139           193,363
  Mortality and expense risk charges (note 2) .......         (164,012)          (20,225)           (4,312)          (74,291)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          294,227            (7,128)           (2,173)          119,072
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............       14,635,937           543,686           305,322         1,218,094
  Cost of mutual fund shares sold ...................      (13,192,620)         (597,892)         (277,967)       (1,607,035)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............        1,443,317           (54,206)           27,355          (388,941)
  Change in unrealized gain (loss) on investments ...          890,835           538,064            85,780         1,025,422
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        2,334,152           483,858           113,135           636,481
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        2,628,379           476,730           110,962           755,553
                                                        ==============    ==============    ==============    ==============

                                                           FidVIPCon        FidVIPIGBdS       FidVIPGrOp        FidVIPVaIS
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       60,784                 -            15,523                 -
  Mortality and expense risk charges (note 2) .......         (185,640)             (125)          (27,088)          (12,395)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................         (124,856)             (125)          (11,565)          (12,395)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        5,316,596               528         1,023,396           881,481
  Cost of mutual fund shares sold ...................       (5,462,367)             (523)       (1,090,349)         (833,671)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (145,771)                5           (66,953)           47,810
  Change in unrealized gain (loss) on investments ...        3,284,000               512           521,588           344,330
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        3,138,229               517           454,635           392,140
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -            13,695
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    3,013,373               392           443,070           393,440
                                                        ==============    ==============    ==============    ==============

                                                          GVITIntVal3      GVITDMidCapl       GVITEmMrkts      GVITEmMrkts3
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -            14,586                54               705
  Mortality and expense risk charges (note 2) .......              (52)          (45,575)             (126)           (1,197)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................              (52)          (30,989)              (72)             (492)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............               47         3,968,943               132            86,001
  Cost of mutual fund shares sold ...................              (46)       (4,096,749)             (147)          (72,572)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............                1          (127,806)              (15)           13,429
  Change in unrealized gain (loss) on investments ...            2,323         1,046,184             4,589            34,689
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            2,324           918,378             4,574            48,118
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                22                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            2,272           887,411             4,502            47,626
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          GVITGlFin3        GVITGlHlth3       GVITGlTech        GVITGlTech3
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $          525                 -                 -                 -
  Mortality and expense risk charges (note 2) .......             (992)           (1,305)              (56)             (918)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (467)           (1,305)              (56)             (918)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           78,691            71,124             2,147           124,151
  Cost of mutual fund shares sold ...................          (73,237)          (59,108)           (2,527)         (120,523)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............            5,454            12,016              (380)            3,628
  Change in unrealized gain (loss) on investments ...            5,328            (3,434)            2,246            10,650
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           10,782             8,582             1,866            14,278
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................           12,309            19,500                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       22,624            26,777             1,810            13,360
                                                        ==============    ==============    ==============    ==============

                                                          GVITGlUtl3         GVITGvtBd        GVITGrowth         GVITIDAgg
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              515           451,425               310               114
  Mortality and expense risk charges (note 2) .......             (749)         (210,421)          (21,675)             (102)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (234)          241,004           (21,365)               12
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           54,812        11,883,259         1,089,120             8,144
  Cost of mutual fund shares sold ...................          (53,914)      (11,494,155)       (1,134,046)           (7,573)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              898           389,104           (44,926)              571
  Change in unrealized gain (loss) on investments ...           14,162          (590,584)          463,546             1,267
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           15,060          (201,480)          418,620             1,838
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -            22,570                 -               210
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           14,826            62,094           397,255             2,060
                                                        ==============    ==============    ==============    ==============

                                                           GVITIDCon         GVITIDMod       GVITIDModAgg      GVITIDModCon
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       10,235            12,766             3,656             5,796
  Mortality and expense risk charges (note 2) .......           (6,890)           (9,228)           (3,558)           (3,455)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................            3,345             3,538                98             2,341
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          653,970           220,089            38,519           169,267
  Cost of mutual fund shares sold ...................         (642,759)         (215,108)          (34,968)         (161,615)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           11,211             4,981             3,551             7,652
  Change in unrealized gain (loss) on investments ...            8,955           118,252            66,416            22,559
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           20,166           123,233            69,967            30,211
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................              876               429                 -               734
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       24,387           127,200            70,065            33,286
                                                        ==============    ==============    ==============    ==============

                                                          GVITIntGro3       GVITSMdCpGr        GVITMyMkt        GVITNWFund
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -                 -           114,855            19,303
  Mortality and expense risk charges (note 2) .......             (283)          (13,920)         (258,364)          (50,113)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (283)          (13,920)         (143,509)          (30,810)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          137,686         2,564,893        52,262,393         1,436,261
  Cost of mutual fund shares sold ...................         (137,338)       (2,302,315)      (52,262,393)       (1,673,780)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              348           262,578                 -          (237,519)
  Change in unrealized gain (loss) on investments ...            1,475            74,249                 -         1,058,890
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            1,823           336,827                 -           821,371
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            1,540           322,907          (143,509)          790,561
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                           GVITLead3        GVITSmCapGr      GVITSmCapVal       GVITSmComp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $          344                 -                25                 -
  Mortality and expense risk charges (note 2) .......           (2,266)           (5,389)          (73,183)         (108,060)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,922)           (5,389)          (73,158)         (108,060)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           54,715         1,102,326         4,666,816         6,802,117
  Cost of mutual fund shares sold ...................          (49,735)       (1,080,836)       (5,204,572)       (6,828,650)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............            4,980            21,490          (537,756)          (26,533)
  Change in unrealized gain (loss) on investments ...           31,100            84,453         2,848,124         2,644,160
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           36,080           105,943         2,310,368         2,617,627
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       34,158           100,554         2,237,210         2,509,567
                                                        ==============    ==============    ==============    ==============

                                                          GVITTGroFoc      GVITTGroFoc3       GVITUSGro3      GVITVKMultiSec
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -                 -                 -            42,786
  Mortality and expense risk charges (note 2) .......             (176)             (173)           (1,648)          (12,414)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (176)             (173)           (1,648)           30,372
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............            2,130           123,448            99,011         1,429,122
  Cost of mutual fund shares sold ...................           (3,192)         (121,189)          (89,916)       (1,375,143)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           (1,062)            2,259             9,095            53,979
  Change in unrealized gain (loss) on investments ...            6,027                 -            11,461            (5,927)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            4,965             2,259            20,556            48,052
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -            15,453                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            4,789             2,086            34,361            78,424
                                                        ==============    ==============    ==============    ==============

                                                           JanCapAp         JanGlTechS2        JanGlTech        JanIntGroS2
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        1,265                 -                 -             2,166
  Mortality and expense risk charges (note 2) .......           (8,821)             (510)           (1,291)           (6,703)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,556)             (510)           (1,291)           (4,537)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        2,968,845            55,845            57,355            72,156
  Cost of mutual fund shares sold ...................       (3,032,973)          (59,781)          (78,449)          (65,966)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............          (64,128)           (3,936)          (21,094)            6,190
  Change in unrealized gain (loss) on investments ...          149,756            10,891            52,952           213,520
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           85,628             6,955            31,858           219,710
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       78,072             6,445            30,567           215,173
                                                        ==============    ==============    ==============    ==============

                                                           JanIntGro         NBAMTGro         NBAMTGuard         NBAMTLMat
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            2,156                 -            18,929           260,976
  Mortality and expense risk charges (note 2) .......           (3,297)          (15,362)          (17,968)          (96,495)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,141)          (15,362)              961           164,481
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          196,479           950,116           553,526         5,535,441
  Cost of mutual fund shares sold ...................         (231,708)       (1,326,905)         (517,527)       (5,391,357)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............          (35,229)         (376,789)           35,999           144,084
  Change in unrealized gain (loss) on investments ...           92,856           622,218           328,776          (230,440)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           57,627           245,429           364,775           (86,356)
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           56,486           230,067           365,736            78,125
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                           NBAMTPart         OppAggGro          OppBdFd          OppCapAp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $            -                 -           418,185            13,598
  Mortality and expense risk charges (note 2) .......          (60,829)           (4,302)          (99,805)          (49,044)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (60,829)           (4,302)          318,380           (35,446)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        4,911,180         5,017,047         3,005,421         6,476,872
  Cost of mutual fund shares sold ...................       (5,320,557)       (4,989,389)       (2,988,921)       (6,689,131)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (409,377)           27,658            16,500          (212,259)
  Change in unrealized gain (loss) on investments ...        1,710,275             3,415             6,204         1,067,051
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,300,898            31,073            22,704           854,792
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,240,069            26,771           341,084           819,346
                                                        ==============    ==============    ==============    ==============

                                                           OppGlSec3         OppGlSec          OppMSFund        OppMultStr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -            53,875             7,335            79,993
  Mortality and expense risk charges (note 2) .......           (8,946)          (77,906)          (12,446)          (40,026)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (8,946)          (24,031)           (5,111)           39,967
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          583,595         5,093,313         1,658,484           630,184
  Cost of mutual fund shares sold ...................         (521,836)       (5,067,690)       (1,723,271)         (776,563)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           61,759            25,623           (64,787)         (146,379)
  Change in unrealized gain (loss) on investments ...          219,195         1,637,515           253,118           681,426
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          280,954         1,663,138           188,331           535,047
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............          272,008         1,639,107           183,220           575,014
                                                        ==============    ==============    ==============    ==============

                                                            StOpp2            StDisc2          StIntStk2         VEWrldBd
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        4,235                 -             2,408            23,580
  Mortality and expense risk charges (note 2) .......          (71,890)           (9,394)             (399)          (16,405)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (67,655)           (9,394)            2,009             7,175
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        3,195,352           930,390           228,808         1,464,674
  Cost of mutual fund shares sold ...................       (3,321,862)         (977,356)         (317,903)       (1,303,845)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (126,510)          (46,966)          (89,095)          160,829
  Change in unrealized gain (loss) on investments ...        1,693,881           221,694            80,132            (6,054)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,567,371           174,728            (8,963)          154,775
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,499,716           165,334            (6,954)          161,950
                                                        ==============    ==============    ==============    ==============

                                                          VEWrldEMkt         VEWrldHAs          VKEmMkt         VKUSRealEst
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              547             3,423                 -                 -
  Mortality and expense risk charges (note 2) .......           (7,679)           (6,927)           (9,933)          (56,864)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,132)           (3,504)           (9,933)          (56,864)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          494,468         1,782,685           820,363         1,277,084
  Cost of mutual fund shares sold ...................         (461,334)       (1,694,489)         (719,065)       (1,336,502)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           33,134            88,196           101,298           (59,418)
  Change in unrealized gain (loss) on investments ...          198,024            83,804            69,514         1,251,776
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          231,158           172,000           170,812         1,192,358
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............          224,026           168,496           160,879         1,135,494
                                                        ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                              ACVPBal
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      162,749         1,035,705            18,448            35,793
  Realized gain (loss) on investments ...............       (9,552,180)      (39,083,186)         (127,153)         (144,571)
  Change in unrealized gain (loss) on investments ...       50,364,824        (7,165,923)          436,225          (168,973)
  Reinvested capital gains ..........................           87,612         1,630,657                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............       41,063,005       (43,582,747)          327,520          (277,751)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................        1,973,234         3,008,251            13,733             2,100
  Transfers between funds ...........................                -                 -           342,713          (178,577)
  Redemptions (note 3) ..............................      (37,703,675)      (71,747,503)         (247,923)         (346,877)
  Annuity benefits ..................................          (22,169)          (27,824)                -                 -
  Adjustments to maintain reserves ..................           39,947           (14,181)               (8)              (17)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................      (35,712,663)      (68,781,257)          108,515          (523,371)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        5,350,342      (112,364,004)          436,035          (801,122)
Contract owners' equity beginning of period .........      209,794,312       322,158,316         1,928,997         2,730,119
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $  215,144,654       209,794,312         2,365,032         1,928,997
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................       17,567,588        23,359,249           154,557           194,967
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................       18,828,310         2,760,191            47,589               162
  Units redeemed ....................................      (21,327,100)       (8,551,852)          (41,188)          (40,572)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................       15,068,798        17,567,588           160,958           154,557
                                                        ==============    ==============    ==============    ==============

                                                                   ACVPCapAp                           ACVPIncGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (11,203)          (23,184)          (11,704)          (10,809)
  Realized gain (loss) on investments ...............         (220,102)       (1,241,255)         (243,762)         (662,924)
  Change in unrealized gain (loss) on investments ...          348,482           853,718           753,840          (302,930)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          117,177          (410,721)          498,374          (976,663)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            2,712             5,203            26,936            11,878
  Transfers between funds ...........................         (215,565)         (615,442)       (1,203,312)         (724,481)
  Redemptions (note 3) ..............................         (196,555)         (352,738)         (331,209)         (491,121)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (10)              (35)               14               (71)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (409,418)         (963,012)       (1,507,571)       (1,203,795)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (292,241)       (1,373,733)       (1,009,197)       (2,180,458)
Contract owners' equity beginning of period .........          962,166         2,335,899         2,984,597         5,165,055
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          669,925           962,166         1,975,400         2,984,597
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          116,451           219,542           375,337           516,121
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            7,059               557           470,346             1,389
  Units redeemed ....................................          (55,219)         (103,648)         (650,810)         (142,173)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           68,291           116,451           194,873           375,337
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  ACVPInflaPro                          ACVPInt
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          855                 -           (13,232)          (19,135)
  Realized gain (loss) on investments ...............              544                 -          (124,164)         (513,924)
  Change in unrealized gain (loss) on investments ...           11,296                 -           540,834          (711,556)
  Reinvested capital gains ..........................              116                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           12,811                 -           403,438        (1,244,615)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................              800                 -              (974)           14,613
  Transfers between funds ...........................          488,945                 -          (684,558)       (5,080,746)
  Redemptions (note 3) ..............................           (3,738)                -          (341,871)         (908,509)
  Annuity benefits ..................................                -                 -            (1,949)           (2,637)
  Adjustments to maintain reserves ..................               (5)                -               537           (28,037)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          486,002                 -        (1,028,815)       (6,005,316)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          498,813                 -          (625,377)       (7,249,931)
Contract owners' equity beginning of period .........                -                 -         2,554,509         9,804,440
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      498,813                 -         1,929,132         2,554,509
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           230,611           694,788
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           59,567                 -               278             1,135
  Units redeemed ....................................          (10,776)                -           (88,874)         (465,312)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           48,791                 -           142,015           230,611
                                                        ==============    ==============    ==============    ==============

                                                                    ACVPInt3                           ACVPUltra
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (16,897)          (17,133)           (2,365)              (97)
  Realized gain (loss) on investments ...............         (254,667)          (42,211)           12,551              (419)
  Change in unrealized gain (loss) on investments ...          738,107          (326,187)           28,290            (2,204)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          466,543          (385,531)           38,476            (2,720)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           38,172            51,255            24,000             2,700
  Transfers between funds ...........................         (617,390)        2,666,093            92,082           103,871
  Redemptions (note 3) ..............................         (182,639)         (161,945)          (35,249)             (179)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               37            26,875                (7)                2
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (761,820)        2,582,278            80,826           106,394
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (295,277)        2,196,747           119,302           103,674
Contract owners' equity beginning of period .........        2,196,747                 -           103,674                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,901,470         2,196,747           222,976           103,674
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          273,355                 -            13,024                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          212,742           288,730            29,405            13,046
  Units redeemed ....................................         (293,269)          (15,375)          (19,672)              (22)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          192,828           273,355            22,757            13,024
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPVal                             CSGPVen
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (26,069)          (48,716)           (2,387)           (4,292)
  Realized gain (loss) on investments ...............         (938,576)         (493,184)          (58,701)         (301,813)
  Change in unrealized gain (loss) on investments ...        2,087,984        (1,560,496)          121,431           181,321
  Reinvested capital gains ..........................                -           546,450                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,123,339        (1,555,946)           60,343          (124,784)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           42,954            60,563                 -             4,868
  Transfers between funds ...........................       (1,490,006)         (238,401)          (11,249)         (143,321)
  Redemptions (note 3) ..............................         (696,828)       (1,333,365)          (15,779)          (33,364)
  Annuity benefits ..................................           (1,447)           (1,892)                -                 -
  Adjustments to maintain reserves ..................             (134)           (2,031)               (1)               67
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (2,145,461)       (1,515,126)          (27,029)         (171,750)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............       (1,022,122)       (3,071,072)           33,314          (296,534)
Contract owners' equity beginning of period .........        7,091,586        10,162,658           159,241           455,775
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    6,069,464         7,091,586           192,555           159,241
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          500,024           616,782            22,752            42,254
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          277,750             4,679                 -               553
  Units redeemed ....................................         (440,983)         (121,437)           (3,846)          (20,055)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          336,791           500,024            18,906            22,752
                                                        ==============    ==============    ==============    ==============

                                                                    CSIntFoc                            CSSmCapGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (8,020)          (21,076)          (30,849)          (39,306)
  Realized gain (loss) on investments ...............          (38,486)           63,773          (501,993)       (2,208,408)
  Change in unrealized gain (loss) on investments ...          267,177          (276,266)        1,337,688         1,022,931
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          220,671          (233,569)          804,846        (1,224,783)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................              (76)           29,353            13,590            31,940
  Transfers between funds ...........................          (52,041)         (482,028)           26,331          (271,827)
  Redemptions (note 3) ..............................         (140,436)         (255,008)         (488,334)         (512,024)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                5           (13,153)               14               (52)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (192,548)         (720,836)         (448,399)         (751,963)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           28,123          (954,405)          356,447        (1,976,746)
Contract owners' equity beginning of period .........          852,514         1,806,919         1,897,133         3,873,879
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          880,637           852,514         2,253,580         1,897,133
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          122,181           204,407           212,852           284,014
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................               33             3,411            80,399             3,023
  Units redeemed ....................................          (25,989)          (85,637)         (120,540)          (74,185)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           96,225           122,181           172,711           212,852
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  DrySmCapIxS                           DrySRGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,666)             (161)          (13,980)          (22,681)
  Realized gain (loss) on investments ...............           26,926              (304)         (580,551)         (897,170)
  Change in unrealized gain (loss) on investments ...           28,110            (1,197)          794,525           281,880
  Reinvested capital gains ..........................            1,698                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           55,068            (1,662)          199,994          (637,971)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            14,025            36,767
  Transfers between funds ...........................          347,394            34,578          (124,293)         (511,019)
  Redemptions (note 3) ..............................          (24,969)                -          (213,517)         (369,667)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                4                (6)               (6)                1
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          322,429            34,572          (323,791)         (843,918)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          377,497            32,910          (123,797)       (1,481,889)
Contract owners' equity beginning of period .........           32,910                 -         1,124,823         2,606,712
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      410,407            32,910         1,001,026         1,124,823
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            4,330                 -           101,784           165,168
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           52,020             4,330            24,833             2,761
  Units redeemed ....................................          (16,583)                -           (53,672)          (66,145)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           39,767             4,330            72,945           101,784
                                                        ==============    ==============    ==============    ==============

                                                                    DryStkIx                            DryVIFApp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................            4,920           (39,314)           (1,923)           (2,588)
  Realized gain (loss) on investments ...............       (1,702,672)       (5,775,184)         (274,987)         (456,127)
  Change in unrealized gain (loss) on investments ...        5,484,598          (504,651)          811,034          (132,147)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,786,846        (6,319,149)          534,124          (590,862)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          167,283           221,362             9,027            26,484
  Transfers between funds ...........................         (166,477)       (4,120,591)           21,598         1,386,739
  Redemptions (note 3) ..............................       (1,835,570)       (3,701,338)         (403,981)         (495,780)
  Annuity benefits ..................................           (3,055)           (3,492)                -                 -
  Adjustments to maintain reserves ..................            8,613           (11,167)               31           (14,676)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,829,206)       (7,615,226)         (373,325)          902,767
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,957,640       (13,934,375)          160,799           311,905
Contract owners' equity beginning of period .........       15,843,432        29,777,807         3,163,733         2,851,828
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       17,801,072        15,843,432         3,324,532         3,163,733
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,167,942         1,679,514           306,829           227,008
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          558,531            14,899           124,312           100,551
  Units redeemed ....................................         (689,729)         (526,471)         (161,136)          (20,730)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................        1,036,744         1,167,942           270,005           306,829
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   DryVIFGrInc                          FedQualBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,671)          (17,635)           37,681           (15,071)
  Realized gain (loss) on investments ...............         (244,932)         (470,309)           73,577             5,299
  Change in unrealized gain (loss) on investments ...          494,750          (151,736)           (9,655)          130,256
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          242,147          (639,680)          101,603           120,484
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           14,938             9,672             5,187               (27)
  Transfers between funds ...........................         (220,789)          (97,754)        2,202,319         2,644,028
  Redemptions (note 3) ..............................         (175,967)         (414,354)         (298,141)         (144,351)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (3)              (40)               (8)              (31)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (381,821)         (502,476)        1,909,357         2,499,619
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (139,674)       (1,142,156)        2,010,960         2,620,103
Contract owners' equity beginning of period .........        1,347,612         2,489,768         2,620,103                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    1,207,938         1,347,612         4,631,063         2,620,103
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          143,370           194,920           245,375                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            7,731               992           323,661           258,078
  Units redeemed ....................................          (48,076)          (52,542)         (148,489)          (12,703)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          103,025           143,370           420,547           245,375
                                                        ==============    ==============    ==============    ==============

                                                                    FidVIPEI                            FidVIPGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           86,455            64,256          (147,842)         (184,578)
  Realized gain (loss) on investments ...............       (2,485,753)       (1,492,893)       (1,608,426)       (4,349,517)
  Change in unrealized gain (loss) on investments ...        5,901,473        (2,349,340)        5,125,445        (1,773,662)
  Reinvested capital gains ..........................                -           419,813                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,502,175        (3,358,164)        3,369,177        (6,307,757)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          132,300           167,108            52,714           181,258
  Transfers between funds ...........................          143,663          (429,099)        1,150,799        (2,112,775)
  Redemptions (note 3) ..............................       (2,212,477)       (2,579,221)       (1,702,747)       (2,332,676)
  Annuity benefits ..................................           (1,717)           (2,486)           (5,163)           (6,557)
  Adjustments to maintain reserves ..................              707           (17,091)           10,371           (11,500)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,937,524)       (2,860,789)         (494,026)       (4,282,250)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,564,651        (6,218,953)        2,875,151       (10,590,007)
Contract owners' equity beginning of period .........       13,544,259        19,763,212        11,087,127        21,677,134
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       15,108,910        13,544,259        13,962,278        11,087,127
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,036,618         1,237,868           902,181         1,214,827
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          623,652            11,837           483,991            13,290
  Units redeemed ....................................         (759,859)         (213,087)         (518,801)         (325,936)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          900,411         1,036,618           867,371           902,181
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPHI                            FidVIPOv
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      294,227           654,569            (7,128)          (13,288)
  Realized gain (loss) on investments ...............        1,443,317          (699,882)          (54,206)          (19,941)
  Change in unrealized gain (loss) on investments ...          890,835           333,332           538,064          (371,513)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,628,379           288,019           476,730          (404,742)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          100,437            94,046               (80)            8,092
  Transfers between funds ...........................        5,601,574        (1,879,808)         (163,094)         (557,632)
  Redemptions (note 3) ..............................       (1,089,185)         (976,250)         (270,986)         (215,071)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              160                 2           (40,447)            1,276
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        4,612,986        (2,762,010)         (474,607)         (763,335)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        7,241,365        (2,473,991)            2,123        (1,168,077)
Contract owners' equity beginning of period .........        7,841,683        10,315,674         1,487,267         2,655,344
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $   15,083,048         7,841,683         1,489,390         1,487,267
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          905,375         1,214,161           163,087           228,754
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................        2,119,947            10,514                26               695
  Units redeemed ....................................       (1,636,846)         (319,300)          (47,523)          (66,362)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................        1,388,476           905,375           115,590           163,087
                                                        ==============    ==============    ==============    ==============

                                                                   FidVIPOvR                            FidVIPAM
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (2,173)           (1,516)          119,072           175,847
  Realized gain (loss) on investments ...............           27,355            (9,877)         (388,941)         (728,258)
  Change in unrealized gain (loss) on investments ...           85,780           (28,691)        1,025,422          (170,218)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          110,962           (40,084)          755,553          (722,629)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           26,361            28,052            49,888           132,155
  Transfers between funds ...........................          132,088           254,251           (93,849)         (607,646)
  Redemptions (note 3) ..............................         (134,698)          (25,965)         (845,209)         (862,749)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................           38,381                94                25               (64)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           62,132           256,432          (889,145)       (1,338,304)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          173,094           216,348          (133,592)       (2,060,933)
Contract owners' equity beginning of period .........          216,348                 -         5,220,619         7,281,552
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          389,442           216,348         5,087,027         5,220,619
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           27,996                 -           398,413           499,835
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           42,914            30,354            23,913            10,016
  Units redeemed ....................................          (35,232)           (2,358)          (88,420)         (111,438)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           35,678            27,996           333,906           398,413
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FidVIPCon                           FidVIPIGBdS
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $     (124,856)          (85,770)             (125)                -
  Realized gain (loss) on investments ...............         (145,771)       (3,929,798)                5                 -
  Change in unrealized gain (loss) on investments ...        3,284,000         2,316,933               512                 -
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,013,373        (1,698,635)              392                 -
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          133,730           192,396                 -                 -
  Transfers between funds ...........................          100,853          (780,024)          101,346                 -
  Redemptions (note 3) ..............................       (1,690,331)       (2,546,595)             (410)                -
  Annuity benefits ..................................             (672)             (693)                -                 -
  Adjustments to maintain reserves ..................           (3,444)             (852)                8                 -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,459,864)       (3,135,768)          100,944                 -
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,553,509        (4,834,403)          101,336                 -
Contract owners' equity beginning of period .........       12,886,435        17,720,838                 -                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $   14,439,944        12,886,435           101,336                 -
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          799,285           981,897                 -                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          268,848            11,210            10,055                 -
  Units redeemed ....................................         (360,660)         (193,822)              (40)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          707,473           799,285            10,015                 -
                                                        ==============    ==============    ==============    ==============

                                                                   FidVIPGrOp                          FidVIPValS
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (11,565)           21,414           (12,395)              (32)
  Realized gain (loss) on investments ...............          (66,953)         (770,516)           47,810              (328)
  Change in unrealized gain (loss) on investments ...          521,588          (194,178)          344,330               183
  Reinvested capital gains ..........................                -                 -            13,695                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          443,070          (943,280)          393,440              (177)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           23,063            56,621             2,349                 -
  Transfers between funds ...........................         (279,118)       (2,912,834)        1,855,127             7,400
  Redemptions (note 3) ..............................         (227,831)         (511,410)           (8,789)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              476              (773)               42                (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (483,410)       (3,368,396)        1,848,729             7,398
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (40,340)       (4,311,676)        2,242,169             7,221
Contract owners' equity beginning of period .........        1,866,835         6,178,511             7,221                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,826,495         1,866,835         2,249,390             7,221
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          255,066           650,185               971                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           70,096             6,643           302,813               971
  Units redeemed ....................................         (130,184)         (401,762)         (109,267)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          194,978           255,066           194,517               971
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  GVITIntVal3                        GVITDMidCapl
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          (52)                -           (30,989)          (22,878)
  Realized gain (loss) on investments ...............                1                 -          (127,806)          (26,928)
  Change in unrealized gain (loss) on investments ...            2,323                 -         1,046,184          (368,975)
  Reinvested capital gains ..........................                -                 -                22            22,441
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            2,272                 -           887,411          (396,340)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            30,134            39,721
  Transfers between funds ...........................           58,921                 -           263,897         2,177,374
  Redemptions (note 3) ..............................                -                 -          (501,442)         (318,990)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (2)                -            (2,719)             (707)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           58,919                 -          (210,130)        1,897,398
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           61,191                 -           677,281         1,501,058
Contract owners' equity beginning of period .........                -                 -         3,054,871         1,553,813
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       61,191                 -         3,732,152         3,054,871
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           361,298           153,386
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            4,472                 -           458,509           234,063
  Units redeemed ....................................                -                 -          (487,180)          (26,151)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            4,472                 -           332,627           361,298
                                                        ==============    ==============    ==============    ==============

                                                                   GVITEmMrkts                        GVITEmMrkts3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (72)           (1,062)             (492)              (64)
  Realized gain (loss) on investments ...............              (15)           (6,321)           13,429              (939)
  Change in unrealized gain (loss) on investments ...            4,589            (3,707)           34,689              (711)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            4,502           (11,090)           47,626            (1,714)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               150               297                 -
  Transfers between funds ...........................                -             8,281           126,165            16,473
  Redemptions (note 3) ..............................                -           (75,873)           (2,423)           (2,685)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (3)               46              (194)               (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................               (3)          (67,396)          123,845            13,786
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            4,499           (78,486)          171,471            12,072
Contract owners' equity beginning of period .........            7,156            85,642            12,072                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............           11,655             7,156           183,543            12,072
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,056            10,558             1,610                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -             1,188            22,116             1,836
  Units redeemed ....................................                -           (10,690)           (8,693)             (226)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,056             1,056            15,033             1,610
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlFin3                          GVITGlHlth3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (467)              (53)           (1,305)              (67)
  Realized gain (loss) on investments ...............            5,454                (9)           12,016               (16)
  Change in unrealized gain (loss) on investments ...            5,328               109            (3,434)             (615)
  Reinvested capital gains ..........................           12,309                 -            19,500                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           22,624                47            26,777              (698)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -                 -                 -
  Transfers between funds ...........................          101,489            14,071           183,064            14,071
  Redemptions (note 3) ..............................           (6,249)             (535)          (44,597)             (529)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)               (4)               13                (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           95,236            13,532           138,480            13,540
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          117,860            13,579           165,257            12,842
Contract owners' equity beginning of period .........           13,579                 -            12,842                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      131,439            13,579           178,099            12,842
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,583                 -             1,553                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           18,311             1,641            21,247             1,609
  Units redeemed ....................................           (8,903)              (58)           (6,821)              (56)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           10,991             1,583            15,979             1,553
                                                        ==============    ==============    ==============    ==============

                                                                   GVITGlTech                          GVITGlTech3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (56)              (75)             (918)               (3)
  Realized gain (loss) on investments ...............             (380)           (5,326)            3,628                (5)
  Change in unrealized gain (loss) on investments ...            2,246            (2,097)           10,650              (863)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            1,810            (7,498)           13,360              (871)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -                 -                 -
  Transfers between funds ...........................           (1,823)           (8,964)           99,505             5,150
  Redemptions (note 3) ..............................             (224)             (256)           (5,162)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (15)               24               (15)                -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           (2,062)           (9,196)           94,328             5,150
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............             (252)          (16,694)          107,688             4,279
Contract owners' equity beginning of period .........            3,422            20,116             4,279                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............            3,170             3,422           111,967             4,279
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,793             5,944               601                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                 -            23,593               601
  Units redeemed ....................................             (707)           (4,151)          (13,911)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,086             1,793            10,283               601
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlUtl3                          GVITGvtBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (234)                -           241,004           469,494
  Realized gain (loss) on investments ...............              898                 -           389,104           542,563
  Change in unrealized gain (loss) on investments ...           14,162                 -          (590,584)          211,701
  Reinvested capital gains ..........................                -                 -            22,570           144,205
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           14,826                 -            62,094         1,367,963
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            69,354           158,123
  Transfers between funds ...........................          129,343                 -        (6,840,948)        6,330,077
  Redemptions (note 3) ..............................           (1,479)                -        (2,595,366)       (3,192,561)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                2                 -              (102)              (89)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          127,866                 -        (9,367,062)        3,295,550
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          142,692                 -        (9,304,968)        4,663,513
Contract owners' equity beginning of period .........                -                 -        18,731,788        14,068,275
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      142,692                 -         9,426,820        18,731,788
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -         1,289,459         1,059,220
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           19,219                 -           244,012           306,168
  Units redeemed ....................................           (5,666)                -          (887,912)          (75,929)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           13,553                 -           645,559         1,289,459
                                                        ==============    ==============    ==============    ==============

                                                                   GVITGrowth                           GVITIDAgg
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (21,365)          (47,960)               12                 -
  Realized gain (loss) on investments ...............          (44,926)         (883,344)              571                (2)
  Change in unrealized gain (loss) on investments ...          463,546          (424,910)            1,267              (388)
  Reinvested capital gains ..........................                -                 -               210                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          397,255        (1,356,214)            2,060              (390)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           13,025            84,595                 -                 -
  Transfers between funds ...........................         (154,057)         (704,623)           12,769             7,182
  Redemptions (note 3) ..............................         (260,864)         (681,463)           (2,732)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (17)             (779)               (2)               (3)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (401,913)       (1,302,270)           10,035             7,179
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           (4,658)       (2,658,484)           12,095             6,789
Contract owners' equity beginning of period .........        1,498,274         4,156,758             6,789                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,493,616         1,498,274            18,884             6,789
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          200,378           390,499               826                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           88,050            12,358             1,800               826
  Units redeemed ....................................         (135,730)         (202,479)             (858)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          152,698           200,378             1,768               826
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIDCon                           GVITIDMod
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $        3,345             5,417             3,538               901
  Realized gain (loss) on investments ...............           11,211            (4,835)            4,981            (1,352)
  Change in unrealized gain (loss) on investments ...            8,955            (1,395)          118,252            (6,688)
  Reinvested capital gains ..........................              876               338               429               225
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           24,387              (475)          127,200            (6,914)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -             5,000                 -            12,953
  Transfers between funds ...........................         (284,990)          770,497           758,240           275,529
  Redemptions (note 3) ..............................         (207,388)          (83,062)          (73,116)             (579)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (6)               (1)               16                (4)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (492,384)          692,434           685,140           287,899
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (467,997)          691,959           812,340           280,985
Contract owners' equity beginning of period .........          691,959                 -           280,985                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      223,962           691,959         1,093,325           280,985
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           69,792                 -            31,163                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           19,066            76,544            95,388            31,225
  Units redeemed ....................................          (67,616)           (6,752)          (24,062)              (62)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           21,242            69,792           102,489            31,163
                                                        ==============    ==============    ==============    ==============

                                                                  GVITIDModAgg                        GVITIDModCon
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               98                81             2,341               400
  Realized gain (loss) on investments ...............            3,551            (1,718)            7,652            (1,827)
  Change in unrealized gain (loss) on investments ...           66,416               193            22,559              (815)
  Reinvested capital gains ..........................                -               148               734                72
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           70,065            (1,296)           33,286            (2,170)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            3,487                 -             2,200             4,900
  Transfers between funds ...........................          147,475           100,440           384,720            81,084
  Redemptions (note 3) ..............................          (12,046)             (302)          (16,895)          (19,910)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                9                (3)               (4)               (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          138,925           100,135           370,021            66,072
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          208,990            98,839           403,307            63,902
Contract owners' equity beginning of period .........           98,839                 -            63,902                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          307,829            98,839           467,209            63,902
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           11,533                 -             6,718                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           20,963            11,568            53,743             7,981
  Units redeemed ....................................           (3,717)              (35)          (16,626)           (1,263)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           28,779            11,533            43,835             6,718
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntGro3                         GVITSMdCpGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (283)              (24)          (13,920)           (5,229)
  Realized gain (loss) on investments ...............              348                (1)          262,578          (216,710)
  Change in unrealized gain (loss) on investments ...            1,475              (370)           74,249            26,225
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            1,540              (395)          322,907          (195,714)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,981                 -             1,003                 -
  Transfers between funds ...........................            6,466            12,419           213,435           (10,752)
  Redemptions (note 3) ..............................           (1,387)              (24)         (204,884)          (51,449)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (114)                4                11                (7)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................            6,946            12,399             9,565           (62,208)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            8,486            12,004           332,472          (257,922)
Contract owners' equity beginning of period .........           12,004                 -           186,038           443,960
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       20,490            12,004           518,510           186,038
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,547                 -            54,066            80,084
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           15,026             1,550           719,161                 -
  Units redeemed ....................................          (14,593)               (3)         (664,116)          (26,018)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,980             1,547           109,111            54,066
                                                        ==============    ==============    ==============    ==============

                                                                    GVITMyMkt                          GVITNWFund
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................         (143,509)          (68,892)          (30,810)          (30,604)
  Realized gain (loss) on investments ...............                -            (7,368)         (237,519)         (863,264)
  Change in unrealized gain (loss) on investments ...                -              (830)        1,058,890           (23,704)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............         (143,509)          (77,090)          790,561          (917,572)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          459,626           597,135            17,670            51,231
  Transfers between funds ...........................       (3,443,732)        5,154,362          (139,783)       (1,005,732)
  Redemptions (note 3) ..............................       (8,998,596)      (33,081,762)         (495,218)         (679,885)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (17)           78,756               (82)               17
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................      (11,982,719)      (27,251,509)         (617,413)       (1,634,369)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............      (12,126,228)      (27,328,599)          173,148        (2,551,941)
Contract owners' equity beginning of period .........       22,432,507        49,761,106         3,403,033         5,954,974
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       10,306,279        22,432,507         3,576,181         3,403,033
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,835,875         4,064,345           273,755           390,166
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................        4,514,390           468,969            67,834             3,649
  Units redeemed ....................................       (5,499,711)       (2,697,439)         (112,661)         (120,060)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          850,554         1,835,875           228,928           273,755
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITLead3                           GVITSmCapGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,922)             (320)           (5,389)           (6,485)
  Realized gain (loss) on investments ...............            4,980              (537)           21,490          (137,667)
  Change in unrealized gain (loss) on investments ...           31,100            (1,535)           84,453           (60,659)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           34,158            (2,392)          100,554          (204,811)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,500                 -               798             2,008
  Transfers between funds ...........................          (48,431)          156,951           238,587          (109,977)
  Redemptions (note 3) ..............................                -                 -          (109,861)          (65,282)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                1                (2)               (3)              (39)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          (46,930)          156,949           129,521          (173,290)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (12,772)          154,557           230,075          (378,101)
Contract owners' equity beginning of period .........          154,557                 -           247,333           625,434
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      141,785           154,557           477,408           247,333
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           18,478                 -            53,252            88,529
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................              662            18,478           256,034               409
  Units redeemed ....................................           (5,445)                -          (231,605)          (35,686)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           13,695            18,478            77,681            53,252
                                                        ==============    ==============    ==============    ==============

                                                                  GVITSmCapVal                         GVITSmComp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (73,158)         (135,399)         (108,060)         (123,699)
  Realized gain (loss) on investments ...............         (537,756)       (2,650,560)          (26,533)         (635,173)
  Change in unrealized gain (loss) on investments ...        2,848,124          (692,628)        2,644,160          (830,695)
  Reinvested capital gains ..........................                -           258,966                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,237,210        (3,219,621)        2,509,567        (1,589,567)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           18,556            34,753            26,218            69,973
  Transfers between funds ...........................          457,750         2,023,757           (41,349)          324,337
  Redemptions (note 3) ..............................         (777,674)       (3,504,893)         (883,345)       (1,199,647)
  Annuity benefits ..................................                -                 -            (2,734)           (3,276)
  Adjustments to maintain reserves ..................           (2,249)               31               (80)              (88)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (303,617)       (1,446,352)         (901,290)         (808,701)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,933,593        (4,665,973)        1,608,277        (2,398,268)
Contract owners' equity beginning of period .........        4,411,372         9,077,345         7,343,664         9,741,932
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        6,344,965         4,411,372         8,951,941         7,343,664
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          413,285           610,425           459,867           496,847
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          442,240           280,572           400,718            18,106
  Units redeemed ....................................         (470,985)         (477,712)         (457,080)          (55,086)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          384,540           413,285           403,505           459,867
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITTGroFoc                        GVITTGroFoc3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (176)             (495)             (173)                -
  Realized gain (loss) on investments ...............           (1,062)            4,485             2,259                 -
  Change in unrealized gain (loss) on investments ...            6,027           (13,257)                -                 -
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            4,789            (9,267)            2,086                 -
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                37                 -                 -
  Transfers between funds ...........................                -          (122,157)               84                 -
  Redemptions (note 3) ..............................           (1,502)          (38,412)           (2,170)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (131)              450                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           (1,633)         (160,082)           (2,086)                -
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            3,156          (169,349)                -                 -
Contract owners' equity beginning of period .........           11,258           180,607                 -                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       14,414            11,258                 -                 -
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            5,264            47,553                 -                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                10            12,762                 -
  Units redeemed ....................................             (734)          (42,299)          (12,762)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            4,530             5,264                 -                 -
                                                        ==============    ==============    ==============    ==============

                                                                   GVITUSGro3                        GVITVKMultiSec
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (1,648)                -            30,372            23,534
  Realized gain (loss) on investments ...............            9,095                 -            53,979            (7,976)
  Change in unrealized gain (loss) on investments ...           11,461                 -            (5,927)           10,413
  Reinvested capital gains ..........................           15,453                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           34,361                 -            78,424            25,971
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                3                 -             9,374             7,168
  Transfers between funds ...........................          325,609                 -           (59,034)          554,302
  Redemptions (note 3) ..............................           (5,622)                -          (210,494)          (36,422)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)                -               (47)              (65)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          319,986                 -          (260,201)          524,983
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          354,347                 -          (181,777)          550,954
Contract owners' equity beginning of period .........                -                 -           799,544           248,590
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          354,347                 -           617,767           799,544
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -            70,928            23,299
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           39,990                 -           103,377            50,530
  Units redeemed ....................................          (11,104)                -          (124,706)           (2,901)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           28,886                 -            49,599            70,928
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    JanCapAp                           JanGlTechS2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,556)          (11,741)             (510)             (177)
  Realized gain (loss) on investments ...............          (64,128)         (501,940)           (3,936)             (215)
  Change in unrealized gain (loss) on investments ...          149,756           305,437            10,891            (5,616)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           78,072          (208,244)            6,445            (6,008)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           14,984            11,342               337               168
  Transfers between funds ...........................         (179,885)         (241,583)           62,388            26,046
  Redemptions (note 3) ..............................         (251,805)         (199,943)          (11,628)           (1,161)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................           (1,340)              327                (3)                1
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (418,046)         (429,857)           51,094            25,054
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (339,974)         (638,101)           57,539            19,046
Contract owners' equity beginning of period .........          774,575         1,412,676            19,046                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      434,601           774,575            76,585            19,046
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          154,472           233,415             2,688                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          548,102             2,081            12,117             2,802
  Units redeemed ....................................         (629,428)          (81,024)           (7,351)             (114)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           73,146           154,472             7,454             2,688
                                                        ==============    ==============    ==============    ==============

                                                                   JanGlTech                           JanIntGroS2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (1,291)           (3,703)           (4,537)             (955)
  Realized gain (loss) on investments ...............          (21,094)         (203,768)            6,190           (22,296)
  Change in unrealized gain (loss) on investments ...           52,952            55,999           213,520            (6,311)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           30,567          (151,472)          215,173           (29,562)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               113             1,852               514
  Transfers between funds ...........................          (35,447)         (231,859)          875,953            90,177
  Redemptions (note 3) ..............................          (20,592)         (111,319)           (9,001)           (5,230)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (6)                9                 -                (1)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          (56,045)         (343,056)          868,804            85,460
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (25,478)         (494,528)        1,083,977            55,898
Contract owners' equity beginning of period .........           97,375           591,903            55,898                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............           71,897            97,375         1,139,875            55,898
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           40,341           142,740             7,229                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                34           111,088             7,623
  Units redeemed ....................................          (19,707)         (102,433)           (7,142)             (394)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           20,634            40,341           111,175             7,229
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    JanIntGro                           NBAMTGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,141)           (5,571)          (15,362)          (23,283)
  Realized gain (loss) on investments ...............          (35,229)          (40,700)         (376,789)         (434,060)
  Change in unrealized gain (loss) on investments ...           92,856          (111,669)          622,218          (202,855)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           56,486          (157,940)          230,067          (660,198)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               134            10,939             8,178
  Transfers between funds ...........................         (130,990)         (488,186)          (68,840)         (574,194)
  Redemptions (note 3) ..............................          (62,203)         (112,147)         (141,551)         (300,483)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              127              (258)              (13)              685
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (193,066)         (600,457)         (199,465)         (865,814)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (136,580)         (758,397)           30,602        (1,526,012)
Contract owners' equity beginning of period .........          284,676         1,043,073         1,093,187         2,619,199
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      148,096           284,676         1,123,789         1,093,187
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           65,481           175,540           120,078           195,163
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                25            69,552               709
  Units redeemed ....................................          (39,788)         (110,084)          (94,308)          (75,794)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           25,693            65,481            95,322           120,078
                                                        ==============    ==============    ==============    ==============

                                                                   NBAMTGuard                           NBAMTLMat
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              961            (5,882)          164,481           187,268
  Realized gain (loss) on investments ...............           35,999          (260,657)          144,084            29,994
  Change in unrealized gain (loss) on investments ...          328,776           (32,339)         (230,440)           31,161
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          365,736          (298,878)           78,125           248,423
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           11,268            51,230            82,708           117,800
  Transfers between funds ...........................        1,611,885          (153,747)       (1,134,335)        3,104,575
  Redemptions (note 3) ..............................          (91,461)         (198,702)       (1,308,265)       (1,340,543)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (465)              899                (4)              (21)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        1,531,227          (300,320)       (2,359,896)        1,881,811
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,896,963          (599,198)       (2,281,771)        2,130,234
Contract owners' equity beginning of period .........          539,964         1,139,162         7,550,760         5,420,526
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        2,436,927           539,964         5,268,989         7,550,760
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           73,317           112,115           583,492           434,841
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          252,731             6,599           265,961           192,323
  Units redeemed ....................................          (71,229)          (45,397)         (446,075)          (43,672)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          254,819            73,317           403,378           583,492
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    NBAMTPart                              OppAggGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (60,829)          (36,955)           (4,302)           (1,569)
  Realized gain (loss) on investments ...............         (409,377)         (330,639)           27,658           (97,015)
  Change in unrealized gain (loss) on investments ...        1,710,275          (900,671)            3,415           (16,693)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,240,069        (1,268,265)           26,771          (115,277)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           72,644            63,628             4,143             5,228
  Transfers between funds ...........................         (390,314)         (408,111)          171,312           (79,933)
  Redemptions (note 3) ..............................         (867,212)         (793,773)         (160,115)          (65,062)
  Annuity benefits ..................................           (1,424)           (1,833)                -                 -
  Adjustments to maintain reserves ..................                7               158               (64)               98
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,186,299)       (1,139,931)           15,276          (139,669)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           53,770        (2,408,196)           42,047          (254,946)
Contract owners' equity beginning of period .........        3,418,845         5,827,041           205,774           460,720
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    3,472,615         3,418,845           247,821           205,774
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          279,376           355,870            55,099            87,787
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          333,751             4,276         1,322,723             1,223
  Units redeemed ....................................         (399,905)          (80,770)       (1,324,209)          (33,911)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          213,222           279,376            53,613            55,099
                                                        ==============    ==============    ==============    ==============

                                                                    OppBdFd                             OppCapAp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          318,380           590,120           (35,446)          (38,507)
  Realized gain (loss) on investments ...............           16,500          (177,106)         (212,259)       (2,045,798)
  Change in unrealized gain (loss) on investments ...            6,204           178,833         1,067,051           142,618
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          341,084           591,847           819,346        (1,941,687)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           84,535           101,461             7,628            24,517
  Transfers between funds ...........................         (911,042)       (1,719,908)          428,286        (1,470,538)
  Redemptions (note 3) ..............................       (1,339,454)       (1,427,469)         (720,824)         (895,120)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              761            12,594                36               417
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (2,165,200)       (3,033,322)         (284,874)       (2,340,724)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............       (1,824,116)       (2,441,475)          534,472        (4,282,411)
Contract owners' equity beginning of period .........        7,731,672        10,173,147         3,051,771         7,334,182
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        5,907,556         7,731,672         3,586,243         3,051,771
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          572,252           809,413           281,157           487,030
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           81,622             7,900           584,467             2,156
  Units redeemed ....................................         (238,368)         (245,061)         (609,595)         (208,029)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          415,506           572,252           256,029           281,157
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   OppGlSec3                           OppGlSec
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (8,946)                -           (24,031)          (75,276)
  Realized gain (loss) on investments ...............           61,759                 -            25,623        (1,933,559)
  Change in unrealized gain (loss) on investments ...          219,195                 -         1,637,515           (28,290)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          272,008                 -         1,639,107        (2,037,125)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           15,861                 -            35,316            63,489
  Transfers between funds ...........................        1,345,323                 -        (2,591,881)          731,816
  Redemptions (note 3) ..............................         (175,973)                -          (848,963)       (1,223,335)
  Annuity benefits ..................................                -                 -            (3,012)           (3,984)
  Adjustments to maintain reserves ..................              (26)                -              (252)              150
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        1,185,185                 -        (3,408,792)         (431,864)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,457,193                 -        (1,769,685)       (2,468,989)
Contract owners' equity beginning of period .........                -                 -         6,785,273         9,254,262
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    1,457,193                 -         5,015,588         6,785,273
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           413,784           432,852
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          165,993                 -           130,026            35,429
  Units redeemed ....................................          (63,476)                -          (326,740)          (54,497)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          102,517                 -           217,070           413,784
                                                        ==============    ==============    ==============    ==============

                                                                   OppMSFund                           OppMultStr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (5,111)           (4,847)           39,967            74,189
  Realized gain (loss) on investments ...............          (64,787)         (105,703)         (146,379)         (201,510)
  Change in unrealized gain (loss) on investments ...          253,118           (35,420)          681,426          (362,880)
  Reinvested capital gains ..........................                -                 -                 -            50,467
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          183,220          (145,970)          575,014          (439,734)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -            11,085             2,406            22,090
  Transfers between funds ...........................          415,747            16,043            77,743          (239,049)
  Redemptions (note 3) ..............................         (275,946)          (64,443)         (344,273)         (415,764)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)               (6)               19           (17,992)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          139,797           (37,321)         (264,105)         (650,715)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          323,017          (183,291)          310,909        (1,090,449)
Contract owners' equity beginning of period .........          666,383           849,674         2,789,222         3,879,671
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          989,400           666,383         3,100,131         2,789,222
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          104,893           107,027           200,791           246,609
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          277,363             1,551            23,981             1,600
  Units redeemed ....................................         (257,549)           (3,685)          (43,547)          (47,418)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          124,707           104,893           181,225           200,791
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     StOpp2                              StDisc2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (67,655)          (81,722)           (9,394)          (16,646)
  Realized gain (loss) on investments ...............         (126,510)       (2,926,328)          (46,966)          (82,310)
  Change in unrealized gain (loss) on investments ...        1,693,881           438,124           221,694           (15,012)
  Reinvested capital gains ..........................                -            95,855                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,499,716        (2,474,071)          165,334          (113,968)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           30,195            33,847             5,034            22,150
  Transfers between funds ...........................        1,218,079        (1,622,247)         (664,980)          455,558
  Redemptions (note 3) ..............................         (735,717)         (710,374)          (96,098)         (213,361)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (67)              236                 8               (12)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          512,490        (2,298,538)         (756,036)          264,335
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        2,012,206        (4,772,609)         (590,702)          150,367
Contract owners' equity beginning of period .........        4,166,819         8,939,428         1,216,617         1,066,250
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    6,179,025         4,166,819           625,915         1,216,617
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          278,354           430,675           111,728            84,903
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          258,907             2,243            13,055            35,107
  Units redeemed ....................................         (231,552)         (154,564)          (82,951)           (8,282)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          305,709           278,354            41,832           111,728
                                                        ==============    ==============    ==============    ==============

                                                                   StIntStk2                            VEWrldBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................            2,009             4,822             7,175           (14,173)
  Realized gain (loss) on investments ...............          (89,095)           (2,985)          160,829            88,795
  Change in unrealized gain (loss) on investments ...           80,132           (87,872)           (6,054)           92,068
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           (6,954)          (86,035)          161,950           166,690
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,086             1,607             1,776                47
  Transfers between funds ...........................         (224,841)           30,820           (20,465)          388,845
  Redemptions (note 3) ..............................           (4,230)          (31,179)         (141,159)         (106,892)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (119)               24               (35)               10
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (228,104)            1,272          (159,883)          282,010
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (235,058)          (84,763)            2,067           448,700
Contract owners' equity beginning of period .........          235,058           319,821         1,224,461           775,761
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............                -           235,058         1,226,528         1,224,461
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           45,998            45,305           104,803            79,607
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................              207             1,033           105,948            30,628
  Units redeemed ....................................          (46,205)             (340)         (120,601)           (5,432)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................                -            45,998            90,150           104,803
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   VEWrldEMkt                          VEWrldHAs
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,132)           (8,766)           (3,504)           (5,443)
  Realized gain (loss) on investments ...............           33,134           113,915            88,196           (12,933)
  Change in unrealized gain (loss) on investments ...          198,024          (125,217)           83,804             1,670
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          224,026           (20,068)          168,496           (16,706)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            2,265             6,287               102             6,783
  Transfers between funds ...........................          133,966            20,209          (272,339)          460,470
  Redemptions (note 3) ..............................          (63,523)         (219,635)         (146,653)          (19,986)
  Annuity benefits ..................................             (996)             (974)                -                 -
  Adjustments to maintain reserves ..................              (51)          (16,374)             (491)               11
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           71,661          (210,487)         (419,381)          447,278
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          295,687          (230,555)         (250,885)          430,572
Contract owners' equity beginning of period .........          478,085           708,640           778,870           348,298
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      773,772           478,085           527,985           778,870
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           79,884           113,253           105,401            45,133
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           78,017             4,578           170,299            62,740
  Units redeemed ....................................          (72,654)          (37,947)         (225,727)           (2,472)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           85,247            79,884            49,973           105,401
                                                        ==============    ==============    ==============    ==============

                                                                    VKEmMkt                            VKUSRealEst
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (9,933)           21,669           (56,864)           50,838
  Realized gain (loss) on investments ...............          101,298                89           (59,418)          108,114
  Change in unrealized gain (loss) on investments ...           69,514             1,961         1,251,776          (391,357)
  Reinvested capital gains ..........................                -                 -                 -            91,677
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          160,879            23,719         1,135,494          (140,728)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           10,763             2,388            29,097            17,959
  Transfers between funds ...........................          297,239           109,178           208,975           378,511
  Redemptions (note 3) ..............................         (156,301)          (48,043)         (494,623)         (638,461)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (1)               (3)           32,336            (1,383)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          151,700            63,520          (224,215)         (243,374)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          312,579            87,239           911,279          (384,102)
Contract owners' equity beginning of period .........          398,688           311,449         3,727,655         4,111,757
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          711,267           398,688         4,638,934         3,727,655
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           35,249            29,639           206,275           222,465
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           79,154             7,299            58,052            26,525
  Units redeemed ....................................          (64,499)           (1,689)          (74,907)          (42,715)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           49,904            35,249           189,420           206,275
                                                        ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I
               (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II
               (ACVPInflaPro)
              American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
               (DrySmCapIxS)

            Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

            Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Growth and Income Portfolio - Initial Shares
               (DryVIFGrInc)

            Portfolio of the Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity(R) VIP);
              Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
               (FidVIPEI)
              Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

            Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity(R) VIP II);
              Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
               (FidVIPAM)
              Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
               (FidVIPCon)
              Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
               Class (FidVIPIGBdS)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund III
             (Fidelity(R) VIP III);
              Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
               Class (FidVIPGrOp)
              Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
               (FidVIPVaIS)

            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT);
              Gartmore GVIT Dreyfus International Value Fund - Class III
               (GVITIntVal3)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
               (GVITGlFin3)
              Gartmore GVIT Global Health Sciences Fund - Class III
               (GVITGlHlth3)
              Gartmore GVIT Global Technology and Communications Fund - Class I
               (GVITGlTech)
              Gartmore GVIT Global Technology and Communications Fund -
               Class III (GVITGlTech3)
              Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
              Gartmore GVIT ID Conservative Fund (GVITIDCon)
              Gartmore GVIT ID Moderate Fund (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III (GVITIntGro3) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class I)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                (formerly Gartmore GVIT Total Return Fund - Class I)
              Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
              Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)* Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
               (GVITVKMultiSec)
                (formerly Gartmore GVIT MAS Multi Sector Bond Fund - Class I)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Capital Appreciation Portfolio - Service Shares
               (JanCapAp)
              Janus AS - Global Technology Portfolio - Service II Shares
               (JanGlTechS2)
              Janus AS - Global Technology Portfolio - Service Shares
               (JanGlTech)
              Janus AS - International Growth Portfolio - Service II Shares
               (JanIntGroS2)
              Janus AS - International Growth Portfolio - Service Shares
               (JanIntGro)

            Portfolios of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
              Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
               (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
               (NBAMTLMat)
              Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

            Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

            Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

            Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

            Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

            Oppenheimer Main Street(R)Fund/VA - Initial Class (OppMSFund)

            Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

            Strong Opportunity Fund II, Inc.(StOpp2)

            Portfolio of the Strong Variable Insurance Funds, Inc.(Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
              Strong VIF - Strong International Stock Fund II (StIntStk2)*

            Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
              Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Portfolios of the Van Kampen Universal Institutional Funds, Inc.
             (Van Kampen UIF);
              Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
               (VKEmMkt)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A
               (VKUSRealEst)

            *At December 31, 2003 contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $58,016 and $88,041, respectively, and total transfers from the Account to the fixed account were $13,996 and $23,389, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $335,041 and $459,074 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003.

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
American Century VP - Balanced
 Fund - Class I
  2003 .................................        1.45%     160,958   $  14.693472  $   2,365,032        2.23%        17.73%
  2002 .................................        1.45%     154,557      12.480812      1,928,997        2.98%       -10.87%
  2001 .................................        1.45%     194,967      14.002938      2,730,111        2.87%        -4.95%
  2000 .................................        1.45%     228,249      14.731718      3,362,500        2.84%        -4.05%
  1999 .................................        1.45%     271,810      15.354284      4,173,448        2.08%         8.46%

American Century VP - Capital
 Appreciation Fund - Class I
  2003 .................................        1.45%      68,291       9.809853        669,925        0.00%        18.73%
  2002 .................................        1.45%     116,451       8.262412        962,166        0.00%       -22.34%
  2001 .................................        1.45%     219,542      10.639891      2,335,903        0.00%       -29.12%
  2000 .................................        1.45%     340,105      15.010437      5,105,125        0.00%         7.46%
  1999 .................................        1.45%     261,538      13.968271      3,653,234        0.00%        62.14%

American Century VP - Income &
 Growth Fund - Class I
  2003 .................................        1.45%     194,873      10.136856      1,975,400        0.91%        27.48%
  2002 .................................        1.45%     375,337       7.951780      2,984,597        1.17%       -20.54%
  2001 .................................        1.45%     516,121      10.007447      5,165,054        0.71%        -9.69%
  2000 .................................        1.45%     408,827      11.081251      4,530,315        0.61%       -11.90%
  1999 .................................        1.45%     257,679      12.578672      3,241,260        0.02%        16.31%

American Century VP - Inflation
 Protection Fund - Class II
  2003 .................................        1.45%      48,791      10.223456        498,813        1.36%         2.23% 04/30/03

American Century VP - International
 Fund - Class I
  2003 .................................        1.45%     142,015      13.579522      1,928,496        0.82%        22.71%
  2002 .................................        1.45%     230,611      11.066697      2,552,102        1.05%       -21.53%
  2001 .................................        1.45%     694,788      14.102730      9,798,408        0.09%       -30.21%
  2000 .................................        1.45%     927,817      20.206944     18,748,346        0.17%       -18.03%
  1999 .................................        1.45%     978,102      24.650510     24,110,713        0.00%        61.67%

American Century VP - International
 Fund - Class III
  2003 .................................        1.45%     192,828       9.860964      1,901,470        0.68%        22.71%
  2002 .................................        1.45%     273,355       8.036243      2,196,747        0.00%       -19.64% 05/01/02

American Century VP - Ultra(R)
 Fund - Class I
  2003 .................................        1.45%      22,757       9.798135        222,976        0.00%        23.09%
  2002 .................................        1.45%      13,024       7.960197        103,674        0.36%       -20.40% 05/01/02

American Century VP - Value
 Fund - Class I
  2003 .................................        1.45%     336,791      18.019985      6,068,969        0.74%        27.09%
  2002 .................................        1.45%     500,024      14.178860      7,089,770        0.98%       -13.89%
  2001 .................................        1.45%     616,782      16.465719     10,155,759        0.63%        11.18%
  2000 .................................        1.45%     211,784      14.810356      3,136,596        0.87%        16.44%
  1999 .................................        1.45%     167,334      12.719374      2,128,384        0.82%        -2.29%

Credit Suisse Trust - Global
 Post - Venture Capital Portfolio
  2003 .................................        1.45%      18,906      10.184879        192,555        0.00%        45.52%
  2002 .................................        1.45%      22,752       6.998987        159,241        0.00%       -35.11%
  2001 .................................        1.45%      42,254      10.786491        455,772        0.00%       -29.68%
  2000 .................................        1.45%      72,170      15.338808      1,107,002        0.00%       -20.11%
  1999 .................................        1.45%      78,372      19.199834      1,504,729        0.00%        61.13%

Credit Suisse Trust - International
 Focus Portfolio
  2003 .................................        1.45%      96,225       9.151856        880,637        0.43%        31.16%
  2002 .................................        1.45%     122,181       6.977468        852,514        0.00%       -21.07%
  2001 .................................        1.45%     204,407       8.839792      1,806,915        0.00%       -23.41%
  2000 .................................        1.45%     284,709      11.541697      3,286,025        0.00%       -26.97%
  1999 .................................        1.45%     343,412      15.803207      5,427,011        0.00%        51.21%

Credit Suisse Trust - Small Cap
 Growth Portfolio
  2003 .................................        1.45%     172,711      13.048269      2,253,580        0.00%        46.40%
  2002 .................................        1.45%     212,852       8.912919      1,897,133        0.00%       -34.65%
  2001 .................................        1.45%     284,014      13.639726      3,873,873        0.00%       -17.24%
  2000 .................................        1.45%     374,546      16.480247      6,172,611        0.00%       -19.30%
  1999 .................................        1.45%     733,658      20.420490     14,981,656        0.00%        66.63%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                    UNIT          OWNERS'       INCOME         TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY       RATIO**       RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Dreyfus IP - Small Cap Stock Index
 Portfolio - Service Class
  2003 .................................        1.45%      39,767   $  10.320294  $     410,407        0.24%        35.78%
  2002 .................................        1.45%       4,330       7.600492         32,910        0.30%       -24.00% 05/01/02

Dreyfus Socially Responsible
 Growth Fund, Inc., The
  2003 .................................        1.45%      72,945      13.723018      1,001,026        0.10%        24.18%
  2002 .................................        1.45%     101,784      11.051082      1,124,823        0.16%       -29.98%
  2001 .................................        1.45%     165,168      15.782223      2,606,718        0.05%       -23.71%
  2000 .................................        1.45%     257,488      20.685971      5,326,389        0.68%       -12.32%
  1999 .................................        1.45%     319,941      23.591580      7,547,914        0.01%        28.20%

Dreyfus Stock Index Fund,
 Inc. - Initial Shares
  2003 .................................        1.45%   1,036,744      17.160617     17,791,167        1.42%        26.50%
  2002 .................................        1.45%   1,167,942      13.565256     15,843,432        1.24%       -23.49%
  2001 .................................        1.45%   1,679,514      17.730015     29,777,808        0.94%       -13.46%
  2000 .................................        1.45%   2,426,165      20.488199     49,707,751        0.99%       -10.59%
  1999 .................................        1.45%   2,657,830      22.914747     60,903,502        1.04%        18.86%

Dreyfus VIF - Appreciation
 Portfolio - Initial Shares
  2003 .................................        1.45%     270,005      12.312854      3,324,532        1.31%        19.41%
  2002 .................................        1.45%     306,829      10.311062      3,163,733        1.32%       -17.92%
  2001 .................................        1.45%     227,008      12.562700      2,851,833        0.80%       -10.63%
  2000 .................................        1.45%     236,364      14.057304      3,322,641        0.52%        -2.08%
  1999 .................................        1.45%     360,852      14.356471      5,180,561        1.63%         9.84%

Dreyfus VIF - Growth and Income
 Portfolio - Initial Shares
  2003 .................................        1.45%     103,025      11.724710      1,207,938        0.73%        24.74%
  2002 .................................        1.45%     143,370       9.399537      1,347,612        0.61%       -26.41%
  2001 .................................        1.45%     194,920      12.773299      2,489,771        0.47%        -7.22%
  2000 .................................        1.45%     216,765      13.767307      2,984,270        0.62%        -5.17%
  1999 .................................        1.45%     267,211      14.517630      3,879,270        0.59%        15.19%

Federated IS - Quality Bond
 Fund II - Primary Shares
  2003 .................................        1.45%     420,547      11.011999      4,631,063        2.63%         3.13%
  2002 .................................        1.45%     245,375      10.677956      2,620,103        0.00%         6.78% 05/01/02

Fidelity(R) VIP - Equity-Income
 Portfolio - Initial Class
  2003 .................................        1.45%     900,411      16.780015     15,108,910        2.03%        28.44%
  2002 .................................        1.45%   1,036,618      13.064255     13,542,642        1.85%       -18.15%
  2001 .................................        1.45%   1,237,868      15.961729     19,758,514        1.80%        -6.34%
  2000 .................................        1.45%   1,419,163      17.042623     24,186,260        1.87%         6.86%
  1999 .................................        1.45%   2,098,395      15.949005     33,467,312        1.74%         4.79%

Fidelity(R) VIP - Growth
 Portfolio - Initial Class
  2003 .................................        1.45%     867,371      16.085893     13,952,437        0.26%        30.92%
  2002 .................................        1.45%     902,181      12.286405     11,084,561        0.28%       -31.12%
  2001 .................................        1.45%   1,214,827      17.837538     21,669,523        0.09%       -18.85%
  2000 .................................        1.45%   1,849,240      21.981588     40,649,232        0.15%       -12.26%
  1999 .................................        1.45%   1,803,875      25.054513     45,195,210        0.16%        35.45%

Fidelity(R) VIP - High Income
 Portfolio - Initial Class
  2003 .................................        1.45%   1,388,476      10.863024     15,083,048        4.00%        25.42%
  2002 .................................        1.45%     905,375       8.661254      7,841,683        8.48%         1.94%
  2001 .................................        1.45%   1,214,161       8.496135     10,315,676       15.69%       -13.02%
  2000 .................................        1.45%   1,263,020       9.767880     12,337,028        8.65%       -23.59%
  1999 .................................        1.45%   2,271,367      12.783993     29,037,140       10.00%         6.59%

Fidelity(R) VIP - Overseas
 Portfolio - Initial Class
  2003 .................................        1.45%     115,590      12.885114      1,489,390        0.88%        41.29%
  2002 .................................        1.45%     163,087       9.119469      1,487,267        0.91%       -21.44%
  2001 .................................        1.45%     228,754      11.607874      2,655,348       10.94%       -22.32%
  2000 .................................        1.45%     392,157      14.942870      5,859,951        2.36%       -20.28%
  1999 .................................        1.45%     434,605      18.743279      8,145,923        1.19%        40.56%

Fidelity(R) VIP - Overseas
 Portfolio - Initial Class R
  2003 .................................        1.45%      35,678      10.915454        389,442        0.71%        41.25%
  2002 .................................        1.45%      27,996       7.727823        216,348        0.00%       -22.72% 05/01/02

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Fidelity(R) VIP II - Asset Manager
 Portfolio - Initial Class
  2003 .................................        1.45%     333,906   $  15.234907  $   5,087,027        3.75%        16.27%
  2002 .................................        1.45%     398,413      13.103536      5,220,619        4.25%       -10.05%
  2001 .................................        1.45%     499,835      14.567924      7,281,558        4.41%        -5.49%
  2000 .................................        1.45%     600,637      15.413978      9,258,206        3.49%        -5.31%
  1999 .................................        1.45%     740,236      16.279126     12,050,395        3.37%         9.48%

Fidelity(R) VIP II - Contrafund(R)
 Portfolio - Initial Class
  2003 .................................        1.45%     707,473      20.409874     14,439,435        0.44%        26.60%
  2002 .................................        1.45%     799,285      16.121173     12,885,412        0.91%       -10.66%
  2001 .................................        1.45%     981,897      18.045652     17,718,972        0.59%       -13.52%
  2000 .................................        1.45%   1,215,343      20.868027     25,361,811        0.30%        -7.97%
  1999 .................................        1.45%   1,507,921      22.675266     34,192,510        0.54%        22.45%

Fidelity(R) VIP II - Investment Grade
 Bond Portfolio: Service Class
  2003 .................................        1.45%      10,015      10.118423        101,336        0.00%         1.18% 05/01/03

Fidelity(R) VIP III - Growth
 Opportunities Portfolio - Initial
 Class
  2003 .................................        1.45%     194,978       9.367700      1,826,495        0.84%        27.99%
  2002 .................................        1.45%     255,066       7.319028      1,866,835        1.62%       -22.98%
  2001 .................................        1.45%     650,185       9.502696      6,178,510        0.46%       -15.67%
  2000 .................................        1.45%   1,497,995      11.268484     16,880,133        1.88%       -18.26%
  1999 .................................        1.45%   1,490,098      13.786395     20,543,080        1.05%         2.76%

Fidelity(R) VIP III - Value
 Strategies Portfolio - Service Class
  2003 .................................        1.45%     194,517      11.563978      2,249,390        0.00%        55.51%
  2002 .................................        1.45%         971       7.436365          7,221        0.00%       -25.64% 05/01/02

Gartmore GVIT Dreyfus International
 Value Fund - Class III
  2003 .................................        1.45%       4,472      13.683042         61,191        0.00%        36.83% 05/01/03

Gartmore GVIT Dreyfus Mid Cap Index
 Fund - Class I
  2003 .................................        1.45%     332,627      11.220232      3,732,152        0.43%        32.70%
  2002 .................................        1.45%     361,298       8.455268      3,054,871        0.39%       -16.53%
  2001 .................................        1.45%     153,386      10.130068      1,553,811        0.45%        -2.75%
  2000 .................................        1.45%      59,684      10.416005        621,669        0.37%         4.16% 05/01/00

Gartmore GVIT Emerging Markets
 Fund - Class I
  2003 .................................        1.45%       1,056      11.036792         11,655        0.57%        62.87%
  2002 .................................        1.45%       1,056       6.776365          7,156        0.09%       -16.46%
  2001 .................................        1.45%      10,558       8.111518         85,641        1.06%        -6.57%

Gartmore GVIT Emerging Markets
 Fund - Class III
  2003 .................................        1.45%      15,033      12.209330        183,543        0.72%        62.83%
  2002 .................................        1.45%       1,610       7.498277         12,072        0.38%       -25.02% 05/01/02

Gartmore GVIT Global Financial
 Services Fund - Class III
  2003 .................................        1.45%      10,991      11.958777        131,439        0.72%        39.41%
  2002 .................................        1.45%       1,583       8.578112         13,579        0.24%       -14.22% 05/01/02

Gartmore GVIT Global Health Sciences
 Fund - Class III
  2003 .................................        1.45%      15,979      11.145810        178,099        0.00%        34.79%
  2002 .................................        1.45%       1,553       8.268985         12,842        0.00%       -17.31% 05/01/02

Gartmore GVIT Global Technology and
 Communications Fund - Class I
  2003 .................................        1.45%       1,086       2.919387          3,170        0.00%        52.98%
  2002 .................................        1.45%       1,793       1.908285          3,422        0.82%       -43.61%
  2001 .................................        1.45%       5,944       3.384294         20,116        0.00%       -43.56%
  2000 .................................        1.45%       2,117       5.996363         12,694        0.00%       -40.04% 10/02/00

Gartmore GVIT Global Technology and
 Communications Fund - Class III
  2003 .................................        1.45%      10,283      10.888566        111,967        0.00%        52.94%
  2002 .................................        1.45%         601       7.119398          4,279        0.62%       -28.81% 05/01/02

Gartmore GVIT Global Utilities
 Fund - Class III
  2003 .................................        1.45%      13,553      10.528435        142,692        0.72%        22.37%

Gartmore GVIT Government Bond
 Fund - Class I
  2003 .................................        1.45%     645,559      14.602569      9,426,820        3.21%         0.52%
  2002 .................................        1.45%   1,289,459      14.526858     18,731,788        4.26%         9.37%
  2001 .................................        1.45%   1,059,220      13.281734     14,068,278        5.20%         5.69%
  2000 .................................        1.45%   1,081,595      12.566516     13,591,881        5.33%        10.92%
  1999 .................................        1.45%   1,373,951      11.329778     15,566,560        5.60%        -3.76%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Gartmore GVIT Growth Fund - Class I
  2003 .................................        1.45%     152,698   $   9.781501  $   1,493,616        0.02%        30.82%
  2002 .................................        1.45%     200,378       7.477237      1,498,274        0.00%       -29.76%
  2001 .................................        1.45%     390,499      10.644722      4,156,753        0.00%       -29.18%
  2000 .................................        1.45%     826,422      15.031680     12,422,511        0.16%       -27.59%
  1999 .................................        1.45%     700,550      20.760238     14,543,585        0.65%         2.77%

Gartmore GVIT ID Aggressive Fund
  2003 .................................        1.45%       1,768      10.681108         18,884        0.89%        29.96%
  2002 .................................        1.45%         826       8.218945          6,789        0.85%       -17.81% 01/25/02

Gartmore GVIT ID Conservative Fund
  2003 .................................        1.45%      21,242      10.543381        223,962        2.23%         6.34%
  2002 .................................        1.45%      69,792       9.914588        691,959        2.66%        -0.85% 01/25/02

Gartmore GVIT ID Moderate Fund
  2003 .................................        1.45%     102,489      10.667735      1,093,325        1.86%        18.31%
  2002 .................................        1.45%      31,163       9.016631        280,985        1.46%        -9.83% 01/25/02

Gartmore GVIT ID Moderately
 Aggressive Fund
  2003 .................................        1.45%      28,779      10.696293        307,829        1.80%        24.81%
  2002 .................................        1.45%      11,533       8.570137         98,839        0.95%       -14.30% 01/25/02

Gartmore GVIT ID Moderately
 Conservative Fund
  2003 .................................        1.45%      43,835      10.658362        467,209        2.18%        12.05%
  2002 .................................        1.45%       6,718       9.512081         63,902        2.39%        -4.88% 01/25/02

Gartmore GVIT International Growth
 Fund - Class III
  2003 .................................        1.45%       1,980      10.348693         20,490        0.00%        33.37%
  2002 .................................        1.45%       1,547       7.759258         12,004        0.00%       -22.41% 05/01/02

Gartmore GVIT Mid Cap Growth
 Fund - Class I
  2003 .................................        1.45%     109,111       4.752130        518,510        0.00%        38.11%
  2002 .................................        1.45%      54,066       3.440944        186,038        0.00%       -37.93%
  2001 .................................        1.45%      80,084       5.543700        443,962        0.00%       -31.33%
  2000 .................................        1.45%     119,516       8.072647        964,810        0.00%       -19.27% 05/01/02

Gartmore GVIT Money Market
 Fund - Class I
  2003 .................................        1.45%     850,554      12.117137     10,306,279        0.70%        -0.83%
  2002 .................................        1.45%   1,835,875      12.218973     22,432,507        0.91%        -0.26%
  2001 .................................        1.45%   4,064,345      12.243328     49,761,108        3.37%         2.09%
  2000 .................................        1.45%   4,031,504      11.983474     48,311,422        4.51%        -7.36%
  1999 .................................        1.45%   8,415,001      11.482780     96,627,605        4.77%         3.33%

Gartmore GVIT Nationwide(R)
 Fund - Class I
  2003 .................................        1.45%     228,928      15.621422      3,576,181        0.55%        25.67%
  2002 .................................        1.45%     273,755      12.430943      3,403,033        0.79%       -18.55%
  2001 .................................        1.45%     390,166      15.262678      5,954,978        0.70%       -13.11%
  2000 .................................        1.45%     490,996      17.564788      8,624,241        0.56%        -3.53%
  1999 .................................        1.45%     775,829      18.207860     14,126,186        0.66%         5.39%

Gartmore GVIT Nationwide(R) Leaders
 Fund - Class III
  2003 .................................        1.45%      13,695      10.353036        141,785        0.23%        23.77%
  2002 .................................        1.45%      18,478       8.364403        154,557        0.91%       -16.36% 05/01/02

Gartmore GVIT Small Cap Growth
 Fund - Class I
  2003 .................................        1.45%      77,681       6.145755        477,408        0.00%        32.32%
  2002 .................................        1.45%      53,252       4.644575        247,333        0.00%       -34.26%
  2001 .................................        1.45%      88,529       7.064763        625,436        0.00%       -12.14%
  2000 .................................        1.45%      29,652       8.040986        238,431        0.00%       -19.59% 05/01/02

Gartmore GVIT Small Cap Value
 Fund - Class I
  2003 .................................        1.45%     384,540      16.500143      6,344,965        0.00%        54.58%
  2002 .................................        1.45%     413,285      10.673922      4,411,372        0.01%       -28.22%
  2001 .................................        1.45%     610,425      14.870525      9,077,340        0.04%        26.41%
  2000 .................................        1.45%     479,284      11.764073      5,638,332        0.00%         9.60%
  1999 .................................        1.45%     141,985      10.734023      1,524,070        0.00%        25.98%

Gartmore GVIT Small Company
 Fund - Class I
  2003 .................................        1.45%     403,505      22.182648      8,950,809        0.00%        38.97%
  2002 .................................        1.45%     459,867      15.962052      7,340,421        0.00%       -18.53%
  2001 .................................        1.45%     496,847      19.592300      9,734,375        0.11%        -8.07%
  2000 .................................        1.45%     528,210      21.311278     11,256,830        0.03%         7.33%
  1999 .................................        1.45%     581,775      19.856438     11,551,979        0.00%        41.93%

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Gartmore GVIT Turner Growth Focus
 Fund - Class I
  2003 .................................        1.45%       4,530   $   3.181945  $      14,414        0.00%        48.78%
  2002 .................................        1.45%       5,264       2.138725         11,258        0.00%       -43.69%
  2001 .................................        1.45%      47,553       3.798019        180,607        0.00%       -39.92%
  2000 .................................        1.45%       7,147       6.321864         45,182        0.00%       -36.78% 10/02/00

Gartmore GVIT U.S. Growth Leaders
 Fund - Class III
  2003 .................................        1.45%      28,886      12.267095        354,347        0.00%        50.19%

Gartmore GVIT Van Kampen Multi
 Sector Bond Fund - Class I
  2003 .................................        1.45%      49,599      12.455223        617,767        6.04%        10.49%
  2002 .................................        1.45%      70,928      11.272609        799,544        5.83%         5.65%
  2001 .................................        1.45%      23,299      10.669457        248,588        7.16%         2.67%
  2000 .................................        1.45%      31,179      10.392004        324,012        8.15%         3.92% 05/01/00

Janus AS - Capital Appreciation
 Portfolio - Service Shares
  2003 .................................        1.45%      73,146       5.941549        434,601        0.21%        18.49%
  2002 .................................        1.45%     154,472       5.014336        774,575        0.25%       -17.15%
  2001 .................................        1.45%     233,415       6.052211      1,412,677        0.86%       -22.97%
  2000 .................................        1.45%     214,884       7.857070      1,688,359        1.46%       -21.43% 05/01/00

Janus AS - Global Technology
 Portfolio - Service II Shares
  2003 .................................        1.45%       7,454      10.274404         76,585        0.00%        45.00%
  2002 .................................        1.45%       2,688       7.085688         19,046        0.00%       -29.14% 05/01/02

Janus AS - Global Technology
 Portfolio - Service Shares
  2003 .................................        1.45%      20,634       3.484403         71,897        0.00%        44.35%
  2002 .................................        1.45%      40,341       2.413798         97,375        0.00%       -41.79%
  2001 .................................        1.45%     142,740       4.146734        591,905        0.47%       -38.23%
  2000 .................................        1.45%     111,412       6.713510        747,966        1.24%       -32.86% 05/01/00

Janus AS - International Growth
 Portfolio - Service II Shares
  2003 .................................        1.45%     111,175      10.252980      1,139,875        0.36%        32.60%
  2002 .................................        1.45%       7,229       7.732399         55,898        0.51%       -22.68% 05/01/02

Janus AS - International Growth
 Portfolio - Service Shares
  2003 .................................        1.45%      25,693       5.764054        148,096        1.00%        32.58%
  2002 .................................        1.45%      65,481       4.347466        284,676        0.46%       -26.84%
  2001 .................................        1.45%     175,540       5.942089      1,043,074        0.80%       -24.55%
  2000 .................................        1.45%     187,314       7.875304      1,475,155       11.55%       -21.25% 05/01/00

Neuberger Berman AMT - Growth
 Portfolio(R)
  2003 .................................        1.45%      95,322      11.789399      1,123,789        0.00%        29.50%
  2002 .................................        1.45%     120,078       9.103970      1,093,187        0.00%       -32.16%
  2001 .................................        1.45%     195,163      13.420543      2,619,193        0.00%       -31.38%
  2000 .................................        1.45%     408,639      19.557437      7,991,931        0.00%       -12.93%
  1999 .................................        1.45%     305,262      22.462268      6,856,877        0.00%        48.22%

Neuberger Berman AMT - Guardian
 Portfolio - I Class Shares
  2003 .................................        1.45%     254,819       9.563366      2,436,927        1.27%        29.85%
  2002 .................................        1.45%      73,317       7.364786        539,964        1.04%       -27.52%
  2001 .................................        1.45%     112,115      10.160615      1,139,157        0.53%        -2.94%
  2000 .................................        1.45%      53,703      10.468884        562,210        0.79%        -0.33%
  1999 .................................        1.45%     165,279      10.503255      1,735,967        0.20%        13.27%

Neuberger Berman AMT - Limited
 Maturity Bond Portfolio(R)
  2003 .................................        1.45%     403,378      13.062162      5,268,989        4.07%         0.94%
  2002 .................................        1.45%     583,492      12.940640      7,550,760        4.36%         3.81%
  2001 .................................        1.45%     434,841      12.465535      5,420,526        5.85%         7.20%
  2000 .................................        1.45%     438,027      11.628715      5,093,691        6.33%         5.24%
  1999 .................................        1.45%     501,453      11.049212      5,540,661        6.26%         0.01%

Neuberger Berman AMT - Partners
 Portfolio(R)
  2003 .................................        1.45%     213,222      16.284205      3,472,151        0.00%        33.13%
  2002 .................................        1.45%     279,376      12.231664      3,417,233        0.60%       -25.24%
  2001 .................................        1.45%     355,870      16.362175      5,822,807        0.42%        -4.25%
  2000 .................................        1.45%     500,298      17.087601      8,548,893        0.84%        -0.75%
  1999 .................................        1.45%     756,409      17.216794     13,022,938        1.55%         5.81%

Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
  2003 .................................        1.45%      53,613       4.622404        247,821        0.00%        23.77%
  2002 .................................        1.45%      55,099       3.734620        205,774        1.04%       -28.84%
  2001 .................................        1.45%      87,787       5.248179        460,722        0.94%       -32.27%
  2000 .................................        1.45%     268,198       7.748895      2,078,238        0.00%       -22.51% 05/01/00

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Oppenheimer Bond Fund/VA - Initial
 Class
  2003 .................................        1.45%     415,506   $  14.217739  $   5,907,556        6.13%         5.23%
  2002 .................................        1.45%     572,252      13.510957      7,731,672        8.06%         7.50%
  2001 .................................        1.45%     809,413      12.568557     10,173,153        6.88%         6.22%
  2000 .................................        1.45%     701,807      11.833028      8,304,502        7.46%         4.57%
  1999 .................................        1.45%     750,566      11.316334      8,493,656        5.42%        -2.95%

Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
  2003 .................................        1.45%     256,029      14.007176      3,586,243        0.41%        29.05%
  2002 .................................        1.45%     281,157      10.854330      3,051,771        0.71%       -27.92%
  2001 .................................        1.45%     487,030      15.058982      7,334,176        0.67%       -13.85%
  2000 .................................        1.45%     668,394      17.480600     11,683,928        0.12%        -1.67%
  1999 .................................        1.45%     568,790      17.777418     10,111,618        0.24%        39.60%

Oppenheimer Global Securities
 Fund/VA - Class III
  2003 .................................        1.45%     102,517      14.214155      1,457,193        0.00%        42.14% 05/01/03

Oppenheimer Global Securities
 Fund/VA - Initial Class
  2003 .................................        1.45%     217,070      23.101153      5,014,567        0.91%        40.95%
  2002 .................................        1.45%     413,784      16.389674      6,781,785        0.54%       -23.27%
  2001 .................................        1.45%     432,852      21.358918      9,245,250        0.76%       -13.32%
  2000 .................................        1.45%     465,116      24.641540     11,461,175        0.32%         3.57%
  1999 .................................        1.45%     454,999      23.791512     10,825,114        1.10%        56.19%

Oppenheimer Main Street(R)
 Fund/VA - Initial Class
  2003 .................................        1.45%     124,707       7.933793        989,400        0.89%        24.88%
  2002 .................................        1.45%     104,893       6.352976        666,383        0.65%       -19.98%
  2001 .................................        1.45%     107,027       7.938854        849,672        0.47%       -11.47%
  2000 .................................        1.45%      83,502       8.967494        748,804        0.00%       -10.33% 05/01/00

Oppenheimer Multiple Strategies
 Fund/VA - Initial Class
  2003 .................................        1.45%     181,225      17.106528      3,100,131        2.72%        23.15%
  2002 .................................        1.45%     200,791      13.891169      2,789,222        3.65%       -11.70%
  2001 .................................        1.45%     246,609      15.732046      3,879,664        3.76%         0.73%
  2000 .................................        1.45%     286,620      15.618506      4,476,576        4.79%         4.90%
  1999 .................................        1.45%     353,978      14.888567      5,270,225        3.24%        10.18%

Strong Opportunity Fund II, Inc.
  2003 .................................        1.45%     305,709      20.212115      6,179,025        0.08%        35.02%
  2002 .................................        1.45%     278,354      14.969494      4,166,819        0.29%       -27.88%
  2001 .................................        1.45%     430,675      20.756791      8,939,431        0.58%        -5.11%
  2000 .................................        1.45%     502,769      21.824486     10,972,675        0.00%         5.06%
  1999 .................................        1.45%     524,452      20.820776     10,919,498        0.00%        32.95%

Strong VIF - Strong Discovery
 Fund II
  2003 .................................        1.45%      41,832      14.962586        625,915        0.00%        37.41%
  2002 .................................        1.45%     111,728      10.889097      1,216,617        0.00%       -13.29%
  2001 .................................        1.45%      84,903      12.558481      1,066,253        0.65%         2.56%
  2000 .................................        1.45%      79,972      12.244478        979,215        0.00%         2.89%
  1999 .................................        1.45%      97,613      11.900815      1,161,674        0.00%         3.57%

Strong VIF - Strong International
 Stock Fund II
  2002 .................................        1.45%      45,998       5.110179        235,058        3.26%       -27.61%
  2001 .................................        1.45%      45,305       7.059335        319,823        0.00%       -23.28%
  2000 .................................        1.45%      68,138       9.200959        626,935        0.00%       -40.40%
  1999 .................................        1.45%     144,591      15.437256      2,232,088        0.31%        84.49%

Van Eck WIT - Worldwide Bond Fund
  2003 .................................        1.45%      90,150      13.605416      1,226,528        1.92%        16.45%
  2002 .................................        1.45%     104,803      11.683455      1,224,461        0.00%        19.89%
  2001 .................................        1.45%      79,607       9.744849        775,758        4.58%        -6.48%
  2000 .................................        1.45%     115,670      10.419942      1,205,275        5.46%         0.40%
  1999 .................................        1.45%     146,918      10.378690      1,524,816        4.37%        -9.16%

Van Eck WIT - Worldwide Emerging
 Markets Fund
  2003 .................................        1.45%      85,247       9.066702        772,909        0.09%        51.96%
  2002 .................................        1.45%      79,884       5.966664        476,641        0.24%        -4.31%
  2001 .................................        1.45%     113,253       6.235470        706,186        0.00%        -3.24%
  2000 .................................        1.45%     181,801       6.444541      1,171,624        0.00%       -42.71%
  1999 .................................        1.45%     226,604      11.248273      2,548,904        0.00%        97.39%

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Van Eck WIT - Worldwide Hard
 Assets Fund
  2003 .................................        1.45%      49,973   $  10.565413  $     527,985        0.52%        42.98%
  2002 .................................        1.45%     105,401       7.389592        778,870        0.53%        -4.24%
  2001 .................................        1.45%      45,133       7.717061        348,294        1.31%       -11.75%
  2000 .................................        1.45%      61,129       8.744687        534,554        1.37%         9.80%
  1999 .................................        1.45%     119,693       7.964538        953,299        1.22%        19.25%

Van Kampen UIF - Emerging Markets
 Debt Portfolio - Class A
  2003 .................................        1.45%      49,904      14.252709        711,267        0.00%        26.01%
  2002 .................................        1.45%      35,249      11.310619        398,688        7.56%         7.64%
  2001 .................................        1.45%      29,639      10.507976        311,446        8.12%         8.49%
  2000 .................................        1.45%      37,139       9.685225        359,700        9.69%         9.78%
  1999 .................................        1.45%      21,848       8.822360        192,751        8.98%        27.50%

Van Kampen UIF - U.S. Real Estate
 Portfolio - Class A
  2003 .................................        1.45%     189,420      24.490201      4,638,934        0.00%        35.52%
  2002 .................................        1.45%     206,275      18.071289      3,727,655        2.91%        -2.23%
  2001 .................................        1.45%     222,465      18.482684      4,111,750        3.32%         8.24%
  2000 .................................        1.45%     268,437      17.075663      4,583,740       28.10%         3.90%
  1999 .................................        1.45%     285,435      13.529402      3,861,765        6.53%        -4.77%
                                                                                  -------------

2003 Reserves for annuity contracts in payout phase: ...........................         24,866
                                                                                  -------------
2003 Contract owners' equity ...................................................  $ 215,144,654
                                                                                  =============

2002 Reserves for annuity contracts in payout phase: ...........................         19,216
                                                                                  -------------
2002 Contract owners' equity ...................................................  $ 209,794,312
                                                                                  =============

2001 Reserves for annuity contracts in payout phase: ...........................         50,380
                                                                                  -------------
2001 Contract owners' equity ...................................................  $ 322,158,316
                                                                                  =============

2000 Reserves for annuity contracts in payout phase: ...........................         81,954
                                                                                  -------------
2000 Contract owners' equity ...................................................  $ 428,751,307
                                                                                  =============

1999 Reserves for annuity contracts in payout phase: ...........................        117,411
                                                                                  -------------
1999 Contract owners' equity ...................................................  $ 558,672,499
                                                                                  =============

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
 Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2004

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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